Convertible loan	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about borrowings [abstract]
Convertible loan

10. Convertible loan

The following table summarizes the changes in the convertible debt instrument during the six month period to June 30, 2022:

	Residual loan	Embedded derivative	Total
	£	£	£

Balance at December 31, 2021	6,806,210	6,925,654	13,731,864
Loan notes issued in the period	170	17,940	18,110
Accrued interest	5,854,785	-	5,854,785
Conversion of loan notes	(9,861,405)	-	(9,861,405)
Repayment of loan notes	(1,936,360)	-	(1,936,360)
Fair value adjustment	-	(6,943,594)	(6,943,594)
Currency adjustment	183,709	-	183,709
Balance at June 30, 2022	1,047,109	-	1,047,109

The fair value of the residual loan is not materially different to the book value.

On February 10, 2022, 74% of the face value, totaling $13,447,012 (£9,861,405), of loan notes in issue at the time (including interest accrued to date) converted into 63,280 ordinary shares and 126,560 warrants over ordinary shares in the listed entity. In line with terms of the loan notes and at the loan note holders’ option, 25% of the face value of the loan notes outstanding at the IPO (after adjusting for noteholders who had converted in full at the IPO) were repaid 90 days after the listing date.

As the loan notes have two elements, the debt instrument and the conversion option which is accounted for as an embedded derivative liability, the fair value of the conversion option is calculated first and then subtracted from the fair value of the entire instrument net of issuance costs totaling.

When considering the fair value of the conversion option at the points of initial recognition management took into account the probability of a listing happening before maturity and what the expected fair value of the shares would be at the listing. The embedded derivative was measured at fair value on the date of issuance (based on the Black-Scholes valuation model).

The loan is subsequently measured at amortized cost. Management calculates the effective interest rate (“EIR”) to consider the potential repayment at redemption date by reference to the face value amount after taking into account the 5% of interest rate.

The value of the embedded derivative is remeasured at fair value at each reporting date (based on the Black-Scholes valuation model) with recognition of the changes in fair value in the consolidated statements of comprehensive income/(loss) in accordance with IFRS 9. The inputs associated with calculating the fair value of the embedded derivative are considered to be Level 3 (inputs not based on observable market data) as defined by IFRS 7 – Financial instruments: Disclosures.

The model inputs were as follows:

2022
Exercise price in USD	$212.50
Share price in USD	18.40
Time to maturity	One month
Expected volatility	80%
Risk free interest rate (US treasury bond)	0.08%
Dividend yield	-